Deferred tax assets and liabilities (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2024 USD ($)
Deductible temporary difference
Deferred tax assets	₨ 1,370,164	₨ 1,033,612
Taxable temporary difference
Deferred tax liabilities	(172,844)	(167,974)
Mat Credit Entitlement	0	0
Net deferred tax asset (liability) recognized in Balance Sheet	1,197,320	865,638	$ 14,361
Property, Plant and Equipment [Member]
Deductible temporary difference
Deferred tax assets	974,835	714,742
Lease Obligation On Right Of Use Assets [Member]
Deductible temporary difference
Deferred tax assets	181,500	147,614
Deferred Tax Assets Provision For Employee Benefits [Member]
Deductible temporary difference
Deferred tax assets	48,879	45,421
Deferred Tax Assets Accounts Receivable [Member]
Deductible temporary difference
Deferred tax assets	131,197	104,658
Payment to the MSME Vendors [Member]
Deductible temporary difference
Deferred tax assets	10,934	0
Deferred Tax Assets Provision For Doubtful Advances [Member]
Deductible temporary difference
Deferred tax assets	22,819	21,177
Intangible assets [Member]
Taxable temporary difference
Deferred tax liabilities	(144,273)	(133,829)
Finance Lease obligations [Member]
Taxable temporary difference
Deferred tax liabilities	₨ (28,571)	₨ (34,145)